AST Large-Cap Equity Portfolio Investment Strategy - AST Large-Cap Equity Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	In pursuing its investment objective, the Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in equity and equity-related securities of large capitalization companies. Equity and equity-related securities include common and preferred stock, other investment companies, including exchange-traded funds (ETFs), securities convertible into common stock, securities having common stock characteristics, futures contracts and other derivative instruments whose value is based on common stock, such as rights, warrants or options to purchase common stock. For purposes of the Portfolio, a large-cap company is a company with a market capitalization in the range of companies in the S&P 500 Index (between $6.4 billion and $4.6 trillion as of January 31, 2026). The Portfolio is allocated among four subadvisers: J.P. Morgan Investment Management Inc. (J.P. Morgan), PGIM Quantitative Solutions LLC (PGIM Quantitative Solutions), ClearBridge Investments, LLC (ClearBridge) and Dimensional Fund Advisors LP (Dimensional). Further, the Strategic Investment Research Group of the Manager determines the allocation among the subadvisers based on its analysis, taking into account market conditions, risks and other factors.